4. STOCKHOLDERS' DEFICIT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Equity [Abstract]
Common stock issued
New issuance - for cash	3,999,999
Series B dividends	338,337
Options exercised	168,558
Warrant conversion	1,350,000
Loan re-structuring	2,670,408
Repayment of loan	7,834,327
Total	16,361,629

Public Offering - Issuance - For Cash	8,985,410
Public Offering - Issuance - For Debt Repayment	7,800,005
Reg. S - New Issuance - For Cash	651,042
Series B Conversion	2,311,089
Series B Dividends	342,389
Commitment Shares / 2014 Senior Convertible Notes	321,820
2014 Senior Convertible Note	2,783,959
Option Exercised	242,439
Warrant Exercised	200,000
Board Compensation	771,740
Restricted Shares CEO 2014	2,000,000
Total	26,409,893

Schedule of assumptions used to determine fair value of stock options
	2014	2013
Expected volatility	157.70%	174.00%
Expected option life in years	9.98	10.00
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	2.55%	1.87%
Weighted average fair value per option at grant date	$0.40	$0.69

Outstanding warrants
Warrants (Underlying Shares)
Outstanding, January 1, 2015	29,796,154
Issuances	70,500,914
Canceled / Expired	(3,590,522)
Exercised	(1,350,000)
Issuable and Outstanding, June 30, 2015	95,356,546

Warrants (Underlying Shares)
Outstanding, January 1, 2014	11,258,939
Issuances	19,238,727
Canceled / Expired	(501,512)
Exercised	(200,000)
Outstanding, December 31, 2014	29,796,154

Shares reserved for warrants

Warrants (Underlying Shares)		Exercise Price Per Share	Expiration Date
6,790	(1)	$1.0100	September 10, 2015
439,883	(2)	$0.6800	March 31, 2016
285,186	(3)	$1.0500	November 20, 2016
1,858,089	(4)	$0.10455	May 23, 2018
17,557,468	(4)	$0.0900	May 23, 2018

200,000	(5)	$0.5000	April 23, 2019
561,798	(5)	$0.4500	May 22, 2019
184,211	(6)	$0.3800	September 10, 2019
325,521	(7)	$0.4601	September 27, 2019
755,344	(8)	$0.2812	December 2, 2019
8,392,707	(9)	$0.09000	December 2, 2020
8,392,707	(9)	$0.1100	December 2, 2020
2,000,000	(10)	$0.2550	March 30, 2018
1,754,737	(11)	$0.1188	June 29, 2020
52,642,105	(12)	$0.095	June 29, 2020

Warrants (Underlying Shares)		Exercise Price	Expiration Date

3,590,522	(1)	$0.8000 per share	March 1, 2015
6,790	(2)	$1.0100 per share	September 10, 2015
439,883	(3)	$0.6800 per share	March 31, 2016
285,186	(4)	$1.0500 per share	November 20, 2016
1,858,089	(5)	$1.0800 per share	May 23, 2018
13,196,103	(5)(6)	$0.1498 per share	May 23, 2018
200,000	(7)	$0.5000 per share	April 23, 2019
561,798	(7)	$0.4500 per share	May 22, 2019
184,211	(8)	$0.3800 per share	September 10, 2019
325,521	(9)	$0.4601 per share	September 27, 2019
8,392,707	(10)	$0.2250 per share	December 2, 2019
755,344	(11)	$0.2812 per share	December 2, 2019